OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 206	$ 215
Accrued expenses	1,406	1,011
Government (mainly tax provision)	1,245	1,803
Advance tenants payments	684	607
Tenant security deposits	124	120
Trade payables	697	498
Other accounts payable and accrued expenses	$ 4,362	$ 4,254